Prepayments, other receivables and other assets - Summary of Detailed Information About Prepayments Other Receivables and Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Prepayments to charging stations	¥ 222,276	¥ 31,791
Prepayments for charging procurement	35,519	5,106
Prepayment for rental facility and utilities	3,166	5,615
Prepayments for miscellaneous	1,583	2,146
Others	30,369	34,098
Value-added tax deductible	2,628	32,367
Receivables from related parties	0	556
Credit loss allowance on other receivables	(6,340)	(5,162)
Impairment on prepayment	(1,766)	(684)
Total	¥ 287,435	¥ 105,833